Retirement Plans And Postretirement Benefits (Components Of Consolidated Net Pension Costs Retirement Plans) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
U.S.
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 386		$ 1,305	$ 1,325
Interest cost	2,200		5,352	5,744
Expected return on plan assets	(1,885)		(5,268)	(4,940)
Mark-to-market loss (gain)	716		(4,140)	(2,322)
Net cost	1,417		(2,751)	(193)
U.S. | Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 151
Interest cost		854
Net cost		1,005
Foreign
Defined Benefit Plan Disclosure [Line Items]
Service cost	281		710	698
Interest cost	94		199	243
Expected return on plan assets	(59)		(299)	(298)
Curtailment gain	(675)
Mark-to-market loss (gain)	1,843		(53)	(220)
Net cost	$ 1,484		$ 557	$ 423
Foreign | Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		98
Interest cost		554
Amortization of prior service cost		(12)
Net cost		$ 640